Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXX	2026050432			Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Third Party Fraud Report not Provided
Resolved-Requested alerts cleared fraud report provided, updated & condition resolved. - Due Diligence Vendor-XXX
Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Fraud Report - Seller-XXX
Open-Missing Third Party Fraud Report Provide Third Party Fraud Report with all Cleared alerts as Per the XXX page # XXX
 - Due Diligence Vendor-XXX
															Ready for Review-Document Uploaded. Fraud Report - Seller-XXX	Resolved-Requested alerts cleared fraud report provided, updated & condition resolved. - Due Diligence Vendor-XXX Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2026050432			Closed	XXX	XXX	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing
Resolved-XXX XXX provided. Resolved - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. XXX - Seller-XXX
Open-Secondary Valuation or Additional Valuation (with acceptable variance to Primary) is missing per guideline requirements and CU Score, if present, is greater than XXX File needs a XXX or XXX XXX/XXX report with a score less than XXX, or the file needs an Appraisal XXX.
 - Due Diligence Vendor-XXX
															Ready for Review-Document Uploaded. SSR - Seller-XXX	Resolved-XXX XXX provided. Resolved - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2026050433			Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Debt	Mortgage history for primary residence less than 12 months
Resolved-Updated credit page only have the home equity for prior home and sale of property.   - Due Diligence Vendor-XXX
Ready for Review-While the Seller CD shows the borrower as the seller the borrowers credit shows neither of the accts on the seller CD being closed or previous accts. This should be sufficient for housing history. - Seller-XXX
Counter-First lien was paid off at closing as well XXX XXX and has borrower as the primary on page. XXX - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. DOT - DOT attached for first that was paid off - Seller-XXX
Counter-Will need mortgage statement  for the first lien to verify if first was in spouse name as it does show on the XXX provided  only have pay history for XXX.   Letter in file shows borrower and spouse  on the loan.   Page, XXX - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Seller Certificate - Seller-XXX
Counter-The attached shows pay history  for the XXX.  Need payment history  for XXX.  Not on credit report  - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Seller Certificate, Updated 1003 and evidence of sale shows mortgages were paid off at the sale. - Seller-XXX
Open-Have the rent history for current residence however 1003 shows as XXX months and VOR shows as XXX months; also need property report or payment history for prior  did not see on the credit report or unable to determine without property report  for prior residence  - Due Diligence Vendor-XXX

Ready for Review-While the Seller CD shows the borrower as the seller the borrowers credit shows neither of the accts on the seller CD being closed or previous accts. This should be sufficient for housing history. - Seller-XXX
 Ready for Review-Document Uploaded. DOT - DOT attached for first that was paid off - Seller-XXX
 Ready for Review-Document Uploaded. Seller Certificate - Seller-XXX
 Ready for Review-Document Uploaded. Seller Certificate, Updated 1003 and evidence of sale shows mortgages were paid off at the sale. - Seller-XXX

																Resolved-Updated credit page only have the home equity for prior home and sale of property. - Due Diligence Vendor-XXX	XXX.pdf XXX.pdf XXX.pdf XXX.pdf XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2026050433			Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts
Resolved-Updated Fraud Report with cleared alerts uploaded, Verified & entered in system - Resolved - Due Diligence Vendor-XXX
Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. cleared alerts - Seller-XXX
Open-Fraud Report Shows Uncleared Alerts Per the XXX  page # XXX a clear fraud report is required. The Fraud report in file (page XXX) is showing  high 1 uncleared alert. The required cleared Fraud report is missing
 - Due Diligence Vendor-XXX
															Ready for Review-Document Uploaded. cleared alerts - Seller-XXX
Resolved-Updated Fraud Report with cleared alerts uploaded, Verified & entered in system - Resolved - Due Diligence Vendor-XXX
 Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XXX

																	XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A